As filed with the Securities and Exchange Commission on December 24, 1998
                                            Securities Act File No. 333-
                                    Investment Company Act File No. 811-

================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-2
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                        Pre-Effective Amendment No.                         [ ]
                        Post-Effective Amendment No.                        [ ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                               Amendment No.                                [ ]
                        (check appropriate box or boxes)

                                   ----------

                               ABC TrENDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                                   ----------

                           C/O PUGLISI & ASSOCIATES
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, including Area Code: (302) 738-6680

                                   ----------

                              Donald J. Puglisi
                             Puglisi & Associates
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Name and Address of Agent for Service)

                                   ----------

                                  Copies to:
                               Linda Simpson, Esq.
                              Davis Polk & Wardwell
                              450 Lexington Avenue
                            New York, New York  10017

                                   ----------

               Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

                                   ----------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]


       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                   Proposed Maximum
                    Title of Securities                           Aggregate Offering             Amount of
                     Being Registered                                 Price (1)              Registration Fee
TrENDS representing shares of beneficial interest                    $10,000,000.00              $2,780.00

----------
(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

                                   ----------

       The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

================================================================================


                                ABC TrENDS Trust
                              Cross Reference Sheet



Item No, Form N-2                                                   Location in Prospectus
----------------------------------------------------------------    -----------------------------------------------------

PART A
 1. Outside Front Cover.........................................    Front Cover Page
 2. Cover Pages; Other Offering Information.....................    Front and Back Cover Pages; Underwriting
 3. Fee Table and Synopsis......................................    Prospectus Summary; Fee Table
 4. Financial Highlights........................................    Not Applicable
 5. Plan of Distribution........................................    Front Cover Page; Prospectus Summary;
                                                                    Underwriting
 6. Selling Shareholders........................................    Not Applicable
 7. Use of Proceeds.............................................    Prospectus Summary; Use of Proceeds; Investment
                                                                    Objective and Policies; Investment Restrictions
 8. General Description of the Registrant.......................    Front Cover Page; Prospectus Summary; The Trust;
                                                                    Investment Objective and Policies; Investment
                                                                    Restrictions; Description of the TrENDS; Risk
                                                                    Factors; Net Asset Value; Dividends and Other
                                                                    Distributions; Certain Tax Considerations
 9. Management..................................................    Management Arrangements
10. Capital Stock, Long-term Debt, and Other Securities.........    Prospectus Summary; Investment Restrictions;
                                                                    Description of the TrENDS; Certain Tax
                                                                    Considerations; Dividends and Other Distributions
11. Defaults and Arrears on Senior Securities...................    Not Applicable
12. Legal Proceedings...........................................    Not Applicable
13. Table of Contents of the Statement of Additional
      Information...............................................    Not Applicable

PART B*
14. Cover Page..................................................    Not Applicable
15. Table of Contents...........................................    Not Applicable
16. General Information and History.............................    Not Applicable
17. Investment Objective and Policies...........................    Prospectus Summary; Investment Objective and
                                                                    Policies; Investment Restrictions
18. Management..................................................    Management Arrangements
19. Control Persons and Principal Holders of Securities.........    Management Arrangements
20. Investment Advisory and Other Services......................    Prospectus Summary; Trustees and Officers;
                                                                    Management Arrangements
21. Brokerage Allocation and Other Practices....................    Investment Objective and Policies
22. Tax Status..................................................    Dividends and Other Distributions; Certain Tax
                                                                    Considerations
23. Financial Statements........................................    Experts; Report of Independent Auditors; Statements
                                                                    of Assets, Liabilities and Capital


PART C

               Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

               *Pursuant to the General Instructions to Form H-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.


We will amend and complete the information in this prospectus. Although we are permitted by US federal securities laws to offer these securities using this prospectus, we may not sell them or accept your offer to buy them until the documentation filed with the SEC relating to these securities has been declared effective by the SEC. This prospectus is not an offer to sell these securities or our solicitation of your offer to buy these securities in any jurisdiction where that would not be permitted or legal.


                   SUBJECT TO COMPLETION -December 24, 1998
================================================================================
Prospectus
         , 1999

                               ABC TrENDS Trust
              _______ Trust Enhanced Dividend Securities (TrENDS)
         (Subject to exchange for common stock of ABC Company or cash)


The Trust:

      o The ABC TrENDS Trust is a newly organized, non-diversified, closed-end management investment company.

      o The assets of the Trust will consist of U.S. treasury securities that mature each quarter through 200_ and [ ] forward contracts with a stockholder of ABC Company relating to the common stock of ABC Company. The forward contracts may be settled on _______ or upon earlier acceleration by delivery of either common stock of ABC Company or cash at the option of the stockholder.

      o The investment objective of the Trust is to pay to you each quarter $_____ per TrENDS and, on termination of the Trust on _______, to distribute to you, for each TrENDS, the number of shares of ABC Company common stock (or the amount of cash) received under a single forward contract, subject to antidilution or acceleration adjustment.

      o ABC Company is not affiliated with the Trust and will have no obligations with respect to the TrENDS.

Proposed Symbol & Market for TrENDS:

      o _____/_____

      o Because the Trust is newly organized, the TrENDS have no history of public trading. In addition, closed-end fund shares tend to trade at a discount from their net asset value. This risk may be greater for you if you anticipate selling your TrENDS soon after this public offering.

      _____ Symbol for ABC Company Common Stock:

      o _______

      o On _______, the closing price was $_______ per share.

The Offering:

      o Each TrENDS represents the right to receive quarterly distributions of $_______ beginning on ______ and on termination of the Trust on _______, the number of shares of ABC Company common stock (or the amount of cash) received under a single forward contract, subject to antidilution or acceleration adjustment.

      o The number of shares of ABC Company common stock that the Trust will receive under each forward contract on _______ is determined by reference to a formula that generally provides that if the average price of a share of ABC Company common stock over a 20-day trading period is:

      o less than $____, 1.25 shares.

      o between $____ and $____, shares having a value of $____.

      o between $____ and $____, one share.

      o between $____ and $____, shares having a value of $____ plus half of the difference between the average price per share over the 20-day trading period and $____.

      o greater than $____, shares having a value of $____.

      As a result, you may suffer a loss on your investment as the value of the shares you receive for each TrENDS may be less than the purchase price you paid.

      o The stockholder has the option to accelerate some or all of the forward contracts prior to ____. Following an acceleration, the Trust will receive per forward contract that has been accelerated, a number of shares of ABC Company common stock, based on having a value of $____, or the maximum number of shares that could be delivered under the above formula (or, at the option of the stockholder, the cash value thereof). As a holder of a TrENDS you will receive a pro rata number of such shares (or a pro rata amount of such cash) and the cash value of a portion of the U.S. treasury securities held by the Trust. As a result, your future quarterly payments and the amount you receive on termination of the Trust will be reduced.

      o The underwriter has the option to purchase an additional _____ TrENDS to cover over-allotments.

      o Closing __________

                                      Per TrENDS      Total
                                      ----------      -----
Public offering price............    $               $
Sales load.......................    None            None
Proceeds to Trust................    $               $

               Because proceeds from the sale of the TrENDS will be used in part by the Trust to purchase forward contracts from a stockholder of ABC Company, the stockholder has agreed to pay a commission to the underwriter in the amount of $___ per TrENDS.


    This investment involves risks. See "Risk Factors" beginning on page 20.

--------------------------------------------------------------------------------

               Neither the SEC nor any state securities commission has determined whether this prospectus is truthful or complete. Nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


                          Donaldson, Lufkin & Jenrette



                                TABLE OF CONTENTS



                                                                           Page
                                                                           ----

Prospectus Summary..........................................................1
Fee Table...................................................................7
The Trust...................................................................7
Use of Proceeds.............................................................8
Investment Objective and Policies...........................................8
Investment Restrictions....................................................18
Risk Factors...............................................................20
Description of TrENDS......................................................23
Management Arrangements....................................................24
Dividends and Other Distributions..........................................27
Net Asset Value............................................................27
Certain Tax Considerations.................................................27
Underwriting...............................................................30
Legal Matters..............................................................32
Experts....................................................................32
Where You Can Find More Information........................................32
Independent Auditors' Report...............................................33
Statement of Assets, Liabilities and Capital...............................34



                               PROSPECTUS SUMMARY

               In this prospectus we have summarized information about the Trust, including the risks of investing in the TrENDS, that you should consider before investing in the TrENDS. You should read and retain this prospectus for future reference. We have filed additional information about the Trust with the Securities and Exchange Commission. See "Where You Can Find More Information" on page 32 of this prospectus. Unless otherwise indicated, all information in this prospectus assumes that the underwriter does not exercise its over-allotment option. The following summary also assumes that on the Exchange Date described below the antidilution provisions contained in the forward contracts will not have resulted in anything other than shares of ABC Company common stock (or the cash value thereof) being delivered to holders of TrENDS.

                                    The Trust

               General

               The ABC TrENDS Trust is a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company. The term of the Trust will expire on or shortly after __________, 200__, which we refer to as the "Exchange Date" because that is when the shares of ABC Company or their cash value are expected to be delivered under the forward contracts. The term of the Trust will expire earlier in the event all of the forward contracts are accelerated as discussed below.

Investment Objectives and Policies

               The assets of the Trust will consist of U.S. treasury securities that mature each quarter through the Exchange Date and [___] forward contracts with a stockholder of ABC Company relating to the common stock of ABC Company. The investment objective of the Trust is to pay to you each quarter $____ per TrENDS and, on the Exchange Date, to distribute to you, for each TrENDS, the number of shares of ABC Company common stock we receive under a single forward contract, subject to antidilution or acceleration adjustments discussed below. Under each forward contract, the stockholder will receive, upon the closing of this offering, a fixed price, and will agree to deliver to the Trust on the business day before the Exchange Date a number of shares of ABC Company common stock determined as set forth below.

               If the average price of a share of common stock over a 20-day trading period before the Exchange Date is:

      o less than or equal to $____ per share, 1.25 shares of common stock. Although you may receive more than one share of ABC Company common stock, you still may suffer a loss on your investment, because the value of the shares you receive for each TrENDS may be less than the price you initially paid for each TrENDS.

      o between $____ per share and $___ per share, shares having a value of $___.

      o  between $___ per share and $___ per share, one share.

      o between $___ per share and $___ per share, shares having a value of $___ plus half of the difference between the average price per share over the 20-day trading period and $___.

      o  greater than $___ per share, shares having a value of $___.

               Instead of delivering shares, the stockholder may choose to settle the forward contract by delivering an amount of cash based on the market prices of the ABC Company common stock over a period of 20 trading days before the Exchange Date.

               The stockholder may also choose to accelerate some or all of the forward contracts before the Exchange Date. Following an acceleration of any forward contract, the Trust will receive a number of shares of ABC Company common stock having a value of $____, or the maximum number of shares that could be delivered under the above formula (or, at the option of the stockholder, the cash value thereof). As a holder of a TrENDS, you will receive a pro rata number of such shares (or a pro rata amount of such cash) and the cash value of a portion of the U.S. treasury securities held by the Trust. As a result, your future quarterly payments and the amount you receive upon termination of the Trust will be reduced. If all of the forward contracts are accelerated, the Trust will be dissolved.

               The forward contracts will also be accelerated and the Trust assets liquidated (except for assets received under the forward contracts) and the Trust dissolved if any of the following events occur:

    o ABC Company consolidates or merges into another company and 75% or more of the consideration that ABC stockholders receive consists of cash;

    o ABC Company liquidates or similar events occur;

    o the stockholder defaults under the forward contracts; or

    o the collateral supporting the forward contracts is deemed to be insufficient.

               The assets in a liquidation will include proceeds received from the liquidation and any assets received under the forward contracts less any expenses, which will be distributed pro rata to you, and the term of the Trust will immediately expire.

Trust Assets

               The assets of the Trust will consist of a series of stripped U.S. treasury securities with face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your TrENDS (approximately ____% of initial assets) and the forward contracts, or approximately ____% of initial assets.

               The aggregate purchase price under the forward contracts equals $____, if the underwriter chooses not to exercise its over-allotment option. The Trust must pay the purchase price to the stockholder on or about ____________, 1999.

                The stockholder has secured its obligations under the forward contracts by pledging the maximum number of shares of ABC Company common stock that could be delivered under the forward contracts. __________ will act as Collateral Agent in connection with such pledge.

Management Arrangements

               The Trust will be internally managed and will not have an investment adviser. Our portfolio will not be actively managed. The day-to-day administration, to be overseen by the Trustee of the Trust, will be carried out by _________ as Administrator. _________ will also act as Custodian for the assets of the Trust and as Paying Agent, Registrar and Transfer Agent for the TrENDS. The Trustees have delegated most of their operational duties to the Administrator. _________ has no other affiliation with the Trust, and except as described, is not engaged in any other transaction with the Trust. For their services, each of the Collateral Agent, Administrator, Custodian and Paying Agent, Registrar and Transfer Agent will be paid at the closing of the offering a one-time, up-front fee by or on behalf of the stockholder.


                                  The Offering

               The TrENDS are being offered at an initial offering price of $____ per TrENDS, which is equal to the closing price of the ABC Company common stock on ____________, 199_, through Donaldson, Lufkin & Jenrette Securities Corporation. Each TrENDS represents a proportionate share of beneficial interest in the U.S. treasury securities and forward contracts the Trust holds. We have given the underwriter an option to purchase up to an additional ______ TrENDS at the public offering price within 30 days from the date of this Prospectus in order to cover over-allotments.

               You will not pay a sales load, and the stockholder will pay the underwriting commission from its own assets in connection with the offering.


                                 The Securities

Quarterly Distributions

               The Trust will make quarterly distributions of $____ per TrENDS to each recordholder as of the applicable record date. You will receive the first distribution of $____ per TrENDS on ________, 199_ if you are the recordholder on ____________, 199_. This amount will be reduced by an amount proportionate to the U.S. treasury securities sold following the acceleration of any forward contracts prior to the Exchange Date.

               While ABC Company has not historically paid any dividends on its common stock, our goal is for each TrENDS to pay quarterly distributions at a rate of ____% of the issue price per year. ABC Company's board of directors has complete discretion to decide whether or not to pay dividends in the future on its common stock and the amount of those dividends. Any decision to pay dividends will necessarily depend on ABC Company's future earnings, financial condition, capital requirements and other factors. Quarterly distributions on the TrENDS will consist solely of the cash received from the U.S. Treasury securities. If the board of ABC Company does decide to pay a dividend, your TrENDS will generally not entitle you to receive it. Generally, you will only be entitled to the dividend if the applicable record date occurs after you have received your ABC Company common stock in exchange for your TrENDS.

Settlement Distributions

      o Unless the stockholder chooses to accelerate any of the forward contracts before the Exchange Date, the recordholder of a TrENDS will receive on or shortly after the Exchange Date the number of shares of common stock deliverable under a single forward contract as determined in accordance with the formula described above (or, at the option of the stockholder, the cash value thereof).

      o If the stockholder chooses to accelerate any of the forward contracts, then the recordholder of a TrENDS will receive on or shortly after the related settlement date a pro rata number of the shares delivered under such accelerated forward contracts (or, at the option of the stockholder, the cash value thereof) and the cash value of a portion of the U.S. treasury securities held by the Trust.

      o If the stockholder chooses to accelerate any of the forward contracts, then on the Exchange Date the recordholder of a TrENDS will receive on or shortly after the Exchange Date a pro rata number of the shares delivered under the remaining forward contracts (or, at the option of the stockholder, the cash value thereof).

Dilution

               Amounts deliverable under the forward contracts and consequently the TrENDS may also be adjusted under the antidilution provisions contained in the forward contracts. Those provisions are designed to protect the stockholder and you against the dilutive or concentrative effects on the ABC Company common stock of certain corporate events. As a result, under certain circumstances, instead of (or in addition to) receiving shares of ABC Company common stock in exchange for your TrENDS, you may receive different securities or property, possibly including cash. The antidilution protection contained in the forward contracts does not, however, cover certain dilutive events that may lead to a decline in the value of a share of ABC Company common stock. For example, no adjustment will be made if ABC Company issues additional shares of its common stock for cash or in connection with acquisitions. ABC Company is not under any obligation to consider your interests for any reason. Your protections are only those contained in the forward contracts.

Listing

               We have applied to list the TrENDS on the _________.


                                 The ABC Company

               [Description]

               Except to the extent the stockholder chooses to settle the forward contracts in cash, you will receive shares of ABC Company common stock. For information about ABC Company, you should refer to the accompanying prospectus of ABC Company. ABC Company is not affiliated with the Trust, will not receive any of the proceeds from this offering and will have no obligations with respect to the TrENDS. We are providing the ABC Company prospectus to you only as a convenience. The ABC Company prospectus is not a part of this Prospectus, and it is not incorporated by reference into this Prospectus.


                           Certain Tax Considerations

               The trust will be treated as grantor trust for United States federal income tax purposes. You will be treated for federal income tax purposes as the owner of your pro rata portion of the U.S. treasury securities and the forward contracts. Income (including original issue discount) realized by the Trust that is attributable to the TrENDS owned by you will generally be treated as your income.

               The U.S. treasury securities the Trust holds will be treated for federal income tax purposes as having "original issue discount", which will accrue over the term of the U.S. treasury securities. We anticipate that a substantial portion of each quarterly cash distribution to you will be treated as a tax-free return of your costs of the U.S. treasury securities and therefore will not be considered current income for federal income tax purposes. However, whether you are on the cash or accrual method of tax accounting, you must recognize currently as income original issue discount on the U.S. treasury securities as it accrues. We expect that the portion of each quarterly cash distribution representing a tax-free return of capital will increase as a percentage of the total distribution during the life of the Trust.

               Under existing law, you will not recognize income, gain, or loss upon the execution of the forward contracts by the Trust and you generally should not recognize income on the forward contracts before their settlement. Once the forward contracts are settled, you will recognize taxable gain or loss if cash is delivered, but you should not recognize gain or loss if ABC Company common stock or other securities are delivered. Assuming this treatment is respected, you will have a basis in the ABC Company common stock or other securities received equal to the pro rata portion of your adjusted basis in the forward contract allocable to such property.

               The law regarding the treatment of the TrENDS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the forward contracts prior to partial or full settlement of the forward contracts, there are alternative characterizations that could require you to recognize more income than would be included under the analysis set forth above. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the TrENDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the TrENDS. See "Certain Tax Considerations" on page 27.


                                  Risk Factors

               The Trust has adopted a fundamental policy that the forward contracts may not be disposed of during the term of the Trust. In addition, unless the Trust is dissolved or some of the forward contracts are accelerated, we will not dispose of the U.S. treasury securities before their maturity dates. As a result, we will continue to hold the forward contracts despite any significant decline in the value of the ABC Company common stock, or adverse changes in the financial condition of the issuer of any other security which the Trust may hold pursuant to any antidilution adjustments.

               While ABC Company has historically not paid any dividends on its common stock, the TrENDS will provide you with a current distribution yield. However, an investment in TrENDS offers you less of an overall opportunity to realize any appreciation in the value of ABC Company common stock over its current value than does a direct investment in ABC Company common stock. This is because if the value of a share of ABC Company common stock is greater than $___ on the Exchange Date, the aggregate value of the number of shares you will receive per TrENDS will be less than the value of one share.

               On the other hand, an investment in TrENDS offers you partial protection against any depreciation in the value of the ABC Company common stock from its current value--protection that is not offered by a direct investment in the common stock. This is because if the value of a share of ABC Company common stock is less than $___ on the Exchange Date, the aggregate value of the number of shares you will receive per TrENDS will be greater than the value of one share. Remember, however, that although you may receive more than one share of ABC Company common stock, you may still suffer a loss on your investment, because the value of the shares you receive for each TrENDS may be less than the price you initially paid for each TrENDS.

               The amount you receive upon termination of the Trust will be greater than the issue price you paid to purchase your TrENDS only if the price of the ABC Company common stock has increased over its value as of the date of the offering. If it does increase, however, to a value equal to or greater than $___ per share but below $____ per share, you are entitled to receive only ____% of this increase; if it increases to a value above $___ per share, you are entitled to receive an amount of ABC Company common stock with a market value equal to $___.

               The Trust is classified as a "non-diversified", closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets the Trust holds will be the U.S. treasury securities and the forward contracts, there is greater risk than would be the case for an investment company with more diversified investments. In addition, shares of closed-end management investment companies frequently trade at a discount from their net asset value but we cannot predict how the TrENDS will trade.

               The trading prices of the TrENDS in the secondary market will be directly affected by the trading prices of the ABC Company common stock in the secondary market. It is impossible to predict whether the price of ABC Company common stock will rise or fall. Trading prices of ABC Company common stock will be influenced by ABC Company's operating results and prospects and by economic, financial and other factors and market conditions.

               You will not have any rights with respect to the ABC Company common stock, such as voting rights or rights to receive any dividends or other distributions, until you exchange your TrENDS for ABC Company common stock.

               A bankruptcy of the stockholder could adversely affect the timing of the exchange of the TrENDS for the ABC Company common stock and the amount you receive.


                                    FEE TABLE

               This table will help you understand the various costs that you will bear in the Trust, either directly or indirectly. Since the Trust will not have any ongoing fees or expenses, you will not have any expenses. The
Underwriters will be paid a Sales Load of $     per TrENDS (or    %) by or on
behalf of the stockholder.

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load (as a percentage of offering price)(a)...........................        0%
   Automatic Dividend Reinvestment Plan Fees...........................................      None
ANNUAL EXPENSES (as a percentage of net assets attributable to TrENDS)
   Management Fees(b)..................................................................        0%
   Other Expenses(c)...................................................................        0%
                                                                                               --
         TOTAL ANNUAL EXPENSES(c)                                                              0%
                                                                                               ==

----------
(a) See the cover page of this Prospectus and "Underwriting" on page 30.

(b) See "Management Arrangements" on page 24. The Trust will be internally managed, so it will not pay a separate investment advisory fee. _________ will act as Administrator.

(c) Organization costs in the amount of $____, costs associated with the initial registration and offering of the TrENDS estimated to be approximately $____, and approximately $____ of anticipated ongoing expenses over the term of the Trust will be paid by or on behalf of the stockholder. Any unanticipated expenses will be paid by Donaldson, Lufkin & Jenrette Securities Corporation, which will be reimbursed by or on behalf of the stockholder. See "Management Arrangements--Estimated Expenses" on page 27. If these arrangements did not exist, "Other Expenses" and "Total Annual Expenses" would be approximately ____ % of net assets.

               This table illustrates cumulative expenses (both direct and indirect) that you will bear.

EXAMPLE                                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
You would pay the following expenses on a $1,000
 investment, assuming (1) no annual expenses and (2) a 5%
 annual return throughout the periods:                               None         None         None          None

               Our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return as mandated by the SEC. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. Actual expenses or annual rates of return may be different from that shown in the example.


                                    The Trust

               The ABC TrENDS Trust (the "Trust") is a newly created Delaware business trust and will be registering as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was created on December 23, 1998 pursuant to a Trust Agreement dated as of the same date (as amended and restated as of ____________, 1999, the "Trust Agreement"). The Trust's term will expire on or shortly after ____________, 200_. The term will expire earlier if all of the forward contracts (the "Contracts") are accelerated as discussed herein. The Trust will be treated as a grantor trust for United States Federal income tax purposes. See "Certain Tax Considerations" on page
27. Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and our telephone number is (302) 738-6680.


                                 Use of Proceeds

               We will receive approximately $____ (or approximately $____ if the Underwriter exercises its over-allotment option) from the offering of TrENDS (the "Offering"). We will use the proceeds immediately to purchase a series of stripped U.S. treasury securities (the "Treasury Securities") with face amounts and maturities that exactly correspond to the quarterly distributions to be made to you under the TrENDS. In addition, the proceeds will also be used to pay the purchase price (the "Purchase Price") of the Contracts to the stockholder (the "Stockholder").


                        Investment Objective and Policies

General

               The Trust will purchase and hold the Treasury Securities and the Contracts. The Treasury Securities will mature on a quarterly basis through the Exchange Date.

               We use the following terms to describe any distribution to you shortly on or after the Exchange Date or earlier acceleration of the Contracts (in each case, the "Settlement Date"):

               o "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange, _________, or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

               o The "Closing Price" of any Reference Security depends on where the Reference Security is quoted or listed on the Calculation
                 Date:

                (a) if the Reference Security is listed on _________, the
                    "Closing Price" means the closing sale price of such Reference Security on _________ on the Calculation Date;

                (b) if the Reference Security is listed on _________, but there is no closing sale price on the Calculation Date, the "Closing Price" means the last reported sale price;

                (c) if the Reference Security is not [listed for trading/quoted]
                    on _________, then the "Closing Price" means the closing sales price reported in the composite transactions for the principal United States securities exchange on which such Reference Security is listed for trading;

                (d) if the Reference Security is not listed on a United States national or regional securities exchange, then the "Closing Price" means the closing sale price as reported by the National Association of Securities Dealers, Inc. Automated Quotation System;

                (e) if the closing sales price for the Reference Security is not reported by the National Association of Securities Dealers, Inc. Automated Quotation System, then the "Closing Price" means the last quoted bid price in the over-the-counter market as reported by the National Quotation Bureau or similar organization; and

                (f) if a quoted bid price is not available, the "Closing Price"
                    means the market value of such Reference Security on the Calculation Date as determined by a nationally recognized independent investment banking firm we retain for this purpose.

              o "Initial Price" means $____, which is the price of a share of
                ABC Company common stock at the time of the Offering.

              o "Primary Threshold Appreciation Price" means $____, which represents a ____% increase over the Initial Price.

              o "Reference Property Per TrENDS" initially means one share of
                ABC Company common stock and under certain circumstances may change or be adjusted at any time until the business day before the Settlement Date to add or substitute cash, securities and/or other property. The Reference Property you receive on or shortly after any Settlement Date therefore may include a combination of ABC Company common stock, other securities (including rights or warrants) of the ABC Company, cash, securities of another company and/or other property, depending on the cause and nature of the adjustment.

              o "Reference Property Value" means the aggregate Then-Current
                Value of the number or amount of each type of Reference Property Per TrENDS on the Settlement Date.

              o "Reference Security" means any security (as defined in
                Section 2(1) of the Securities Act of 1933, as amended (the "Securities Act")) which is part of the Reference Property, including the ABC Company common stock.

              o "Secondary Threshold Appreciation Price" means $____, which represents a ____% increase over the Initial Price.

              o "Then-Current Value" means, for any item of Reference
                Property as of any date (the "Calculation Date"):

               (a)  if the item consists of cash, the amount of such cash;

               (b) if the item consists of a Reference Security, an amount equal to the average Closing Price per Reference Security unit on the 20 Trading Days before the second Trading Day preceding the Calculation Date (not including the second Trading Day); and

               (c) if the item consists of property other than cash or Reference Securities, the fair market value of such property as of 10:00 A.M. New York City time on the third Business Day before the Calculation Date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

              o "Threshold Depreciation Price" means $____, which represents a ____% decrease from the Initial Price.

              o "Trading Day" means a day on which the Reference Security (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such Reference Security.

               Our investment objective is to distribute to you $____ per TrENDS on a quarterly basis, equal to a pro rata portion of the proceeds from Treasury Securities as they mature each quarter (assuming that the Stockholder does not accelerate any of the Contracts), and to distribute to you per TrENDS on or shortly after the Exchange Date, each type of Reference Property Per TrENDS equal to the Settlement Amount under a single Contract. The "Settlement Amount" under a Contract is determined pursuant to the following formula:

               (a) if the Reference Property Value is less than or equal to the Threshold Depreciation Price, 125% of the number or amount of each type of Reference Property (as a result, although you may receive more than 100% of the number or amount of each type of Reference Property, you may still suffer a loss on your investment, because the value of the shares you receive for each TrENDS may be less than the price you initially paid for each TrENDS);

               (b) if the Reference Property Value is greater than the Threshold Depreciation Price but less than the Initial Price, a percentage of the number or amount of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value of the amount paid in settlement equals the Initial Price;

               (c) if the Reference Property Value is greater than or equal to the Initial Price but less than the Primary Threshold Appreciation Price, 100% of the number or amount of each type of Reference Property;

               (d) if the Reference Property Value is greater than or equal to the Primary Threshold Appreciation Price but less than the Secondary Threshold Appreciation Price, a percentage of the number or amount of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value of the amount paid in settlement equals the sum of (x) the Primary Threshold Appreciation Price and (y) one-half of the excess, if any, of the Reference Property Value over the Primary Threshold Appreciation Price; and

               (e) if the Reference Property Value is greater than or equal to the Secondary Threshold Appreciation Price, a percentage of the number or amount of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value of the amount paid in settlement equals $_____.

               The Stockholder will pay cash instead of fractional units or interests of any Reference Property. See "--Fractional Interests" on page 17.

               Each Contract require the Stockholder to deliver to us, on the Business Day before the Settlement Date, that number or amount of each type of Reference Property required pursuant to the foregoing formula described above. The Stockholder has an option to fulfill this obligation by delivering cash instead of ABC Company common stock as Reference Property (the "Cash Settlement Option"). If the Stockholder elects the Cash Settlement Option, it will deliver to us, on the Business Day before the Settlement Date, cash or a combination of cash and ABC Company common stock in an amount equal to the aggregate Then-Current Value of the Reference Property it would have otherwise delivered on the Settlement Date. If the Stockholder elects the Cash Settlement Option, you will receive cash, or a combination of cash and ABC Company common stock, on or shortly after the Settlement Date.

               On or prior to the twenty-sixth Business Day before any Settlement Date, we will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating the applicable percentage of the number or amount of each type of Reference Property, including the amount of any cash, that will be delivered with respect to your TrENDS. At the time the notice is published, we will not have determined the Reference Property Value. If the Stockholder elects to deliver Reference Property other than cash, you will be responsible for the payment of any and all brokerage costs upon your sale of the Reference Property.

Trust Assets

               Our assets will consist primarily of the Treasury Securities and the Contracts. We may also make certain temporary investments. See "--Temporary Investments" on page 18. As an illustration only, the following table shows the number of shares of ABC Company common stock that you would receive for each TrENDS at various Reference Property Values on the Exchange Date (assuming that the Stockholder does not accelerate any of the Contracts). The table also assumes that there will be no antidilution adjustments to the Reference Property so that on the Exchange Date the Reference Property will consist of one share of ABC Company common stock. If we assume the Initial Price to be $____, the Threshold Depreciation Price to be $____, the Primary Threshold Appreciation Price to be $____ and the Secondary Threshold Appreciation Price to be $____, you will receive on or shortly after the Exchange Date the following number of shares of ABC Company common stock or amount of cash (if the Stockholder elects the Cash Settlement Option and delivers only cash) per TrENDS:

                            Number of Shares of ABC
Reference Property Value         Common Stock            OR      Amount of Cash
------------------------    -----------------------              --------------
           $                                                        $
           $                                                        $
           $                                                        $
           $                                                        $
           $                                                        $
           $                                                        $
           $                                                        $


               If you acquired TrENDS at the issue price on the issue date from the Underwriter in this Offering and assuming that the Stockholder does not accelerate any of the Contracts, the following table contains information regarding your quarterly distributions, the portion of each year's distributions that will constitute a return of capital for U.S. Federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities, assuming a yield-to-maturity accrual election, for short-term Treasury Securities. See "Certain Tax Considerations" on page 27.

                                            Annual Gross
                 Annual Gross            Distributions from                                   Annual Inclusion of
              Distributions from       Treasury Securities per       Annual Return of       Original Issue Discount
Year         Treasury Securities               TrENDS               Capital per TrENDS       in Income per TrENDS
-----------  -------------------       -----------------------      ------------------      -----------------------
                      $                           $                         $                          $



               We will make quarterly distributions of $____ per TrENDS on each __________, __________, __________ and __________ (or on the next
Business Day if such date is not a Business Day), beginning __________, 1999, if you are the holder of record as of each __________, __________, __________, and __________, respectively. As noted above, this amount will be reduced by an amount proportionate to the Treasury Securities sold in connection with any Contracts that are accelerated. Our quarterly distributions will consist solely of the cash we receive from the proceeds of the Treasury Securities as they mature. We will not be entitled to any future dividends that may be declared on the ABC Company common stock. See "Dividends and Other Distributions" on page 27.

Enhanced Yield; Less Potential for Equity Appreciation than ABC Company Common Stock; Limited Depreciation Protection

               You should realize that owning a TrENDS is not the same as owning a share of ABC Company common stock. Although the TrENDS will provide you with a current distribution yield (the ABC Company has not paid any dividends on the ABC Company common stock), your opportunity to benefit from appreciation in the price of ABC Company common stock by investing in TrENDS is less than if you invested directly in ABC Company common stock because if the Reference Property Value is greater than the Initial Threshold Appreciation Price each TrENDS entitles you to receive only 50% of any appreciation of the value of the Reference Property above the Initial Threshold Appreciation Price. Moreover, if the Reference Property Value is greater than the Secondary Threshold Appreciation Price each TrENDS entitles you to only an amount of Reference Property with a market value equal to $____. If the Reference Property Value is less than the Threshold Depreciation Price then you may bear a decline in value which will be partially offset by the increase in the number of shares of common stock you will receive. See "Risk Factors" on page 19.

The ABC Company

               [Description]

               The shares of ABC Company common stock are traded on _________ under the symbol "______". The following table sets forth, for the periods indicated, the reported high and low sale prices of the shares of ABC Company common stock on _________ (adjusted for any stock splits or stock dividends).


Year Ended December 31, 1997:
Quarter                                      High      Low
----------------------------------------     ----      ---
First...................................     $        $
Second..................................
Third...................................
Fourth..................................


Year Ended December 31, 1998:
Quarter                                      High      Low
----------------------------------------     ----      ---
First...................................     $        $
Second..................................
Third...................................
Fourth..................................



Year Ended December 31, 1999:
Quarter                                      High      Low
----------------------------------------     ----      ---
First (through       )..................     $        $


               As of __________, there were ______ holders of record of the ABC Company common stock, including Cede & Co., a nominee of the Depositary. Cede & Co. holds shares of ABC Company common stock on behalf of an indeterminate number of beneficial owners.

               The ABC Company has not historically paid any dividends on the ABC Company common stock. ABC Company's Board of Directors has absolute discretion to decide whether or not to pay dividends in the future. The Board of Directors' decision regarding dividends depends upon the ABC Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and any other factors the ABC Company's Board of Directors believes to be relevant.

               Even if the ABC Company's Board of Directors were to decide to pay a dividend, you will generally not be entitled to receive such dividend unless you have already exchanged your TrENDS for ABC Company common stock. In addition, the applicable record date for determining stockholders entitled to receive dividends must occur after you have received your ABC Company common stock. See "Risk Factors" on page 19.

               We are not affiliated with the ABC Company. The ABC Company will not receive any of the proceeds from the Offering, and will not have any obligations with respect to the TrENDS. This Prospectus relates only to the TrENDS being offered, and does not relate to the ABC Company or the ABC Company common stock. The ABC Company has filed a registration statement with the SEC to register the shares of ABC Company common stock that you may receive upon termination of the Trust. The registration statement contains a prospectus (the "ABC Company Prospectus") that includes information relating to the ABC Company and the ABC Company common stock[, including certain risk factors relevant to an investment in the ABC Company Common Stock]. The ABC Company Prospectus is attached to this Prospectus and is being delivered to you only as a convenience. The ABC Company Prospectus is not part of this Prospectus, and it is not incorporated by reference into this Prospectus. See "Risk Factors--No Affiliation Between the Trust and the ABC Company" on page 22.

The Contracts

               General. Each Contract requires the Stockholder to deliver to us, on the Business Day before the Settlement Date, that number or amount of each type of Reference Property required pursuant to the formula described above under "Investment Objective and Policies--General". The Stockholder may also elect the Cash Settlement Option.

               Reference Property Adjustments. The amount and type of Reference Property you receive on or shortly after any Settlement Date is subject to adjustment under the antidilution provisions in the Contracts, to protect the Stockholder and you against the dilutive or concentrative effects on the any Reference Security of the following corporate events (each, a "Dilution Event").

               (a) If the issuer of the Reference Security (the "Issuer") subdivides or splits the outstanding Reference Security units into a greater number of units, then the Reference Property will be adjusted as if the Reference Security units were held as part of the Reference Property immediately before this Dilution Event. The adjustment will become effective immediately after the effective date of the subdivision or split. Every adjustment will be made successively.

               (b) If the Issuer combines the outstanding units of such Reference Security into a smaller number of units, then the Reference Property will be adjusted as if the Reference Security units were held as part of the Reference Property immediately before this Dilution Event. The adjustment will become effective immediately after the effective date of the combination. Every adjustment will be made successively.

               (c) If the Issuer reclassifies Reference Security units into units of another of the Issuer's securities, then the Reference Property will be adjusted as if the Reference Security units were held as part of the Reference Property immediately before this Dilution Event. The adjustment will become effective immediately after the effective date of the reclassification. Every adjustment will be made successively.

               (d) If the Issuer grants rights or warrants to all Reference Security holders entitling them to subscribe for or purchase any of its securities or other property, for a period ending before the fifteenth calendar day following the Exchange Date (other than rights to purchase Reference Security units pursuant to a plan for the reinvestment of dividends or interest), then the Reference Property will be adjusted to include cash. The amount of cash will equal the fair market value of each right or warrant on the fifth Business Day after the date the Reference Security holders receive their rights or warrants (the "Receipt Date") multiplied by the product of (A) the number of rights or warrants issued for each Reference Security unit and (B) the number of Reference Security units that are part of the Reference Property on the date rights or warrants are issued before the issuance takes place, without any interest.

               To determine such fair market value, we will select a recognized securities dealer in The City of New York that provides the highest net bid as of approximately 10:00 A.M. (New York City time) on the fifth Business Day after the Receipt Date, for settlement three Business Days later, from among three securities dealers (or less than three if three dealers are not providing bids). The fair market value of each right or warrant on the fifth Business Day after the Receipt Date will be the quotient of (x) the highest net bid for the purchase by the dealer of rights or warrants divided by (y) the Aggregate Number. The "Aggregate Number" is the number of rights or warrants that a Reference Security holder would receive if the holder held, on the record date for determination of stockholders entitled to receive such rights or warrants (the "Record Date"), a number of Reference Security units equal to the product of (1) the aggregate number of outstanding TrENDS as of such Record Date and (2) the number of Reference Security units that are part of the Reference Property. Each adjustment will become effective on the fifth Business Day after the Receipt Date.

               If for any reason we are unable to obtain the required bid on the fifth Business Day after the Receipt Date, we will attempt to obtain bids at successive intervals of three months thereafter and on the third Business Day before the Exchange Date until we obtain the required bid or, if the TrENDS are to be exchanged on an earlier date, until the third Business Day before such date. From the date of issuance of such rights or warrants until the required bid is obtained or those efforts end on the third Business Day prior to the Exchange Date or any such earlier date, the Reference Property will include the number of such rights or warrants issued for each Reference Security unit multiplied by the number of Reference Security units that are part of the Reference Property on the date of issuance of such rights or warrants, immediately before such issuance, and such rights or warrants constituting part of the Reference Property will be deemed for all purposes to have a fair market value of zero.

               (e) If the Issuer pays a dividend, makes a distribution to all Reference Security holders of cash, securities or other property, issues rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (d) above) (each, a "Distributed Asset"), then the Reference Property will be adjusted to include the Distributed Asset as if the Reference Security units were held as part of your Reference Property immediately before this Dilution Event. A Distributed Asset does not include any cash dividend on any Reference Security consisting of capital stock which is not an Extraordinary Cash Dividend, any payment of interest on any Reference Security consisting of an evidence of indebtedness and any dividend or distribution referred to in clause (a), (b), (c) or (d) above.

               An "Extraordinary Cash Dividend" means, with respect to any Reference Security consisting of capital stock, any cash dividend on such Reference Security that, together with all cash dividends on such Reference Security occurring in the preceding 12-month period (or, if such Reference Security was not outstanding at the commencement of such 12-month period, occurring in such shorter period during which such Reference Security was outstanding) exceeds on a per share basis 10% of the Then-Current Value of such Reference Security on the date the dividend was declared. However, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during such 12-month period (or such shorter period during which such Reference Security was outstanding) of any stock dividend or distribution of shares of capital stock of the Issuer or any subdivision, split, combination or reclassification of shares of such Reference Security.

               If the Issuer is reorganized (a "Reorganization Event"), the Reference Property will also be adjusted. A Reorganization Event would not include the Dilution Event described in (e) above, but does include:

               (A) any consolidation, merger or conversion of an Issuer with or into another entity (other than a consolidation, merger, or conversion in which the Issuer is the continuing corporation and in which the Reference Security units outstanding before the consolidation, merger, or conversion are not exchanged for cash, securities or other property of the Issuer or another entity),

               (B) any sale, transfer, lease or conveyance to another corporation of the property of an Issuer as an entirety or substantially as an entirety,

               (C) any statutory exchange of securities of an Issuer with another entity (other than in connection with a merger or acquisition) or

               (D) any liquidation, dissolution, winding up or bankruptcy of an Issuer.

               If a Reorganization Event occurs, the Reference Property will include any amount or number of any cash, securities and/or other property owned or received for each Reference Security unit in the Reorganization Event multiplied by the number of Reference Security units that are part of the Reference Property before the effective date of such Reorganization Event.

               If a Reorganization Event permits Reference Security holders to elect to own or receive either Marketable Common Stock (as defined) or cash and/or other securities or property, or a combination, for purposes of determining the Reference Property adjustments (and for purposes of determining whether such Reorganization Event constitutes an Acceleration Event (as defined)), we will assume that each Reference Security holder has elected to own or receive the maximum possible amount of Marketable Common Stock (defined below).

               Within ten Business Days after the event that requires a Reference Property adjustment (or as soon as practicable after we become aware of the event), we are required to provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of Reference Property as adjusted.

               We will not adjust the Reference Property for certain other events, including the ABC Company's offerings of ABC Company common stock for cash or in connection with acquisitions. Likewise, we will not adjust the Reference Property for any sales of ABC Company common stock by the Stockholder.

               Reorganization Events Causing a Dissolution of the Trust. If an Acceleration Event occurs with respect to the ABC Company, or any surviving entity or subsequent surviving entity of the ABC Company (a "Company Successor"), the Stockholder's obligations under the Contracts will be automatically accelerated. The Stockholder will be required to deliver to us, on the tenth Business Day after the effective date for such Acceleration Event (the "Early Settlement Date"), the aggregate number or amount of each type of Reference Property that would be required to be delivered as if the Exchange Date became the Early Settlement Date.

               "Acceleration Event" means any Reorganization Event with respect to the ABC Company or any Company Successor in which 75% or more of the property received in such Reorganization Event with respect to the ABC Company common stock (or the common stock of a Company Successor) (the "Event Consideration") consists of cash.

               The percentage of the Event Consideration consisting of cash will be determined by comparing the amount of such cash that is part of the Event Consideration to the aggregate Then-Current Value of the Event Consideration, determined as of the effective date of such Reorganization Event.

               If an Acceleration Event occurs, our assets will be liquidated (except for assets received under the Contracts). Our assets will include proceeds received from the liquidation and any assets received under the Contracts, less any of our expenses, which will be distributed pro rata to you, and the term of the Trust will immediately expire. We will sell the Treasury Securities and distribute those proceeds along with Reference Property received under the Contracts on the Early Settlement Date, after deducting our expenses.

               Optional Acceleration of the Contracts; Partial Settlement of TrENDS. Beginning on _____, 1999, the Stockholder will have the right to accelerate all or a portion of the Contracts at any time or from time to time. The Stockholder will have the option of satisfying any accelerated Contract with cash instead of ABC Company common stock.

               As soon as practicable after the acceleration of one or more Contracts, you will receive a distribution of a pro rata amount of the ABC Company common stock (or cash, if the Contracting Shareholder exercises its option to deliver cash) received by the Trust in settlement of the Contracts that have been accelerated and the cash value of a corresponding portion of the Treasury Securities held by the Trust. This distribution will be an early partial settlement of each of your TrENDS. As a result, your future quarterly payments and the amount you will receive on termination of the Trust will be reduced.

               The amount of ABC Company common stock the Trust will receive on any early settlement will be based on the payout formula described in this Prospectus under "Investment Objectives and Policies--General." However, the Reference Property Value will be determined as if the value of the ABC Company common stock were greater than $____ per share. The Trust will liquidate a percentage of each issue of Treasury Securities held by the Trust on the Notice Date equal to the ratio (expressed as a percentage) of the number of Contracts being accelerated to the number of Contracts outstanding immediately prior to the acceleration. You will receive a pro rata number of such shares and a pro rata portion of such cash.

               To exercise its acceleration right, the Stockholder must notify the Trust in writing at least 30 days and no more than __ days before the date selected for acceleration. The notice must specify (a) the date of acceleration, (b) the number of Contracts to be accelerated, (c) whether the Stockholder will deliver shares of stock or cash or a combination of both, and
(d) the amount of Treasury Securities to be liquidated. If you are a holder of record of TrENDS, the Administrator of the Trust will notify you by mail of the Stockholder's election to accelerate. This notice must be sent no more than __ business days following receipt of the notice from the Stockholder.

               A "Notice Date" with respect to any exercise by the Stockholder of its acceleration right means the date that the Administrator mails you a notice as described above.

               If the Stockholder elects to accelerate all of the Contracts prior to the Exchange Date, the Trust will be liquidated promptly following this early settlement of the TrENDS.

               Collateral Arrangements; Acceleration. We have entered into a Security and Pledge Agreement with the Stockholder, and _________, as collateral agent (the "Collateral Agent") to secure the Stockholder's obligations by its pledge of a security interest in the maximum number or amount of each type of Reference Property that it would have to deliver (initially ________ shares of ABC Company common stock) under the Contracts.

               The Collateral Agent will promptly pay over to the Stockholder any dividends, interest, principal or other payments it receives on any collateral pledged by the Stockholder unless the Stockholder is in default or unless such payment would cause the collateral to become insufficient. The Stockholder will have the right to vote any pledged units of any Reference Security for so long as such units are owned by it.

               If the collateral pledged does not consist of at least the maximum number or amount of each type of Reference Property that the Stockholder would have to deliver under the Contracts or in the event of the bankruptcy or insolvency of the Stockholder (each such event, a "Default") the Stockholder's obligations under the Contracts will automatically be accelerated. In there is a Default, the Stockholder's option to settle the Contracts in cash will terminate and it will be required to deliver a number or amount of each type of Reference Property, allocated as proportionately as practicable, with an aggregate Then-Current Value as of the acceleration date equal to the "Aggregate Acceleration Value." The Aggregate Acceleration Value will be based on an "Acceleration Value" derived from quotations we receive from independent dealers. Each independent dealer will quote an amount that it would be paid if we had an agreement with such dealer that would have the effect of preserving our rights to receive the number or amount of each type of Reference Property under the number of Contracts that correspond to 1,000 TrENDS. We will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the acceleration date. If we receive four quotations, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If we receive only two or three quotations, the Acceleration Value will be the arithmetic mean of all of the quotations. If we receive only one quotation, the Acceleration Value will be that quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the number of outstanding TrENDS. If no quotations are provided, the Aggregate Acceleration Value will be the aggregate Then-Current Value on the acceleration date of the aggregate number or amount of each type of Reference Property that would be required to be delivered if the Exchange Date became the acceleration date. If there is a Default, the number or amount of each type of Reference Property delivered to you will be based solely on the Aggregate Acceleration Value.

               If there is a Default, the Collateral Agent will distribute to us, and we will distribute to you pro rata, the Aggregate Acceleration Value in the form of Reference Property then pledged. See "--Trust Dissolution" on page 18.

               Fractional Interests. You will not receive any fractional Reference Security units if the Stockholder fulfills its obligations in whole or in part by delivering Reference Property. See "--Trust Dissolution-Fractional Interests" below.

               If it is practicable, the Stockholder will deliver fractional interests of any Reference Property other than cash or a Reference Security. If such delivery is not practicable, you will receive cash equal to the Then-Current Value of such fractional interest as of any Settlement Date.

               Description of Stockholder. The Stockholder is _________. Specific information about the Stockholder's holdings of ABC Company common stock is included or incorporated by reference in the accompanying ABC Company Prospectus.

               Purchase Price. The Purchase Price under the Contracts equals $____, if the Underwriter does not exercise its over-allotment option. We must pay the purchase price to the Stockholder on or about __________, 1999.

               We will value the Contracts at fair value as determined in good faith at the Trustees' direction (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value" on page 27.

The Treasury Securities

               We will purchase and hold a series of Treasury Securities with face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your TrENDS. Up to ____% of our total assets may be invested in these Treasury Securities. If the Contracts are accelerated as described under "--Reorganization Events Causing a Dissolution of the Trust," "--Acceleration of the Contracts; Partial Settlement of TrENDS," or "--Collateral Arrangements; Acceleration," then we will liquidate the applicable number of Treasury Securities and distribute the proceeds to you pro rata, together with other amounts distributed upon acceleration.

Temporary Investments

               For cash management purposes, we may invest the proceeds of the Treasury Securities and any other cash we hold in short-term obligations of the U.S. Government maturing no later than the Business Day before the next distribution date.

Trust Dissolution

               We will dissolve on or shortly after the Exchange Date, except we may dissolve earlier under certain limited circumstances already described. We have adopted as a fundamental policy that we will not dispose of the Contracts during the term of the Trust, though under certain circumstances the Contracts may be accelerated prior to the Exchange Date. If the Contracts are accelerated, our assets will be liquidated (other than assets received under the Contracts), our assets (including the proceeds of such liquidation and any assets received under the Contracts less any of our expenses) will be distributed pro rata to you, and the term of the Trust will immediately expire. See "--The Contracts--Reorganization Events Causing a Dissolution of the Trust," "--Acceleration of the Contracts; Partial Settlement of TrENDS," and "--Collateral Arrangements; Acceleration."

               Fractional Interests. You will not receive any fractional Reference Security units, or fractional interests of any Reference Property other than cash or a Reference Security. Instead, all fractional units or interests will be aggregated and liquidated and you will receive a pro rata portion of the proceeds from such liquidation (less any brokerage or related expenses).


                             Investment Restrictions

               The Trust has adopted the following fundamental policies. We will not:

      o  dispose of the Contracts during our term;

      o dispose of the Treasury Securities before their maturity dates, other than in connection with the early acceleration of the Contracts or if we dissolve earlier than the Exchange Date if an Acceleration Event or a Default occurs;

      o purchase any securities or instruments other than the Treasury Securities, Contracts and any Reference Security received under the Contracts and, for cash management purposes, short-term obligations of the U.S. Government;

      o  issue any senior securities or instruments other then the TrENDS;

      o  write put or call options;

      o  borrow money except as permitted by the Investment Company Act;

      o  underwrite securities of other issuers;

      o purchase or sell real estate and real estate mortgage loans, commodities or commodities contracts; and

      o  make loans.

               We will also invest at least 65% of our portfolio in the Contracts. The Contracts will represent approximately ___% of our initial assets.

               We cannot change these fundamental policies without the vote of 100% of the outstanding TrENDS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by the board of Trustees without your approval.

               Because of the foregoing policies, our investments will be concentrated initially in the _________ industry, which is the industry in which the ABC Company currently operates. However, to the extent that the ABC Company diversifies its operations into one or more other industries, or the Reference Property includes a Reference Security of an Issuer that operates in another industry, our investments will be less concentrated in the _________ industry. See "Risk Factors--Our Portfolio is Not Diversified" on page 21.


                                  Risk Factors

               You should carefully consider the following factors and other information in this Prospectus and the accompanying ABC Company Prospectus before deciding to invest in the TrENDS. As described in more detail below, the trading price of the TrENDS may vary considerably before the Exchange Date due to, among other things, fluctuations in the price of the ABC Company common stock or other Reference Securities and other events that are difficult to predict and beyond our control.

We Will Not Actively Manage our Portfolio

               The Trust will not have an investment advisor to manage the portfolio like a typical closed-end investment company. Instead, the Trust will be internally managed by the trustees. Our fundamental policy is to not dispose of the Contracts before the Trust's term expiring. Similarly, unless the Trust dissolves earlier than the Exchange Date or some of the Contracts are accelerated, the Trust will not dispose of the Treasury Securities before their maturity dates. As a result, the Trust will continue to hold the Contracts, even if there is a significant decline in the value of the ABC Company common stock (or any other Reference Property) or an adverse change in the financial condition of the ABC Company (or any other issuer).

TrENDS May be Difficult to Resell

               There may be little or no secondary market for the TrENDS. The TrENDS are a relatively new type of security and there currently is no secondary market for them. [We have applied to the _________ to list/quote the TrENDS on such exchange/quotation system, but] we do not know whether active trading in the TrENDS will develop and continue even if they are so listed/quoted. If there is a secondary market for the TrENDS, it may not provide significant liquidity.

TrENDS May Trade at a Discount to Net Asset Value

               The Trust is a newly organized closed-end investment company with no previous operating history. The Trust's net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the TrENDS will trade at, below or above our net asset value. Since the TrENDS are not redeemable, if you wish to dispose of them soon after they are issued, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in TrENDS, regardless of our performance.

The Number of Shares You Receive Will Not be Adjusted for Certain Potentially Dilutive Events

               The ABC Company (and any other Issuer) is free to issue additional shares during the term of the TrENDS. Similarly, any stockholder of the ABC Company could decide to sell its shares at any time. Although the amount of Reference Property you receive will be adjusted to protect you from certain types of dilutive events, it will not be adjusted if the ABC Company offers ABC Company common stock for cash or as consideration to make an acquisition or if a stockholder sells shares. Any such issuances or sales could lead to declines in the value of ABC Company common stock and, if no adjustment is made to the TrENDS, in the value of your TrENDS. Neither the ABC Company nor any stockholder (including the Stockholder) has any obligation to consider your interests for any reason.

Your Opportunity for Gain May be Diminished if the TrENDS Expire Early

               The term of the Trust (which is scheduled to expire on or shortly after the Exchange Date), may be accelerated and its assets liquidated (except for assets received under the Contracts) if: the ABC Company consolidates or merges into another company; the ABC Company liquidates or similar events occur; the Stockholder defaults under the Contracts; the Stockholder exercises its acceleration rights with respect to all of the Contracts; or the collateral supporting the Contracts is deemed to be insufficient. On acceleration, the proceeds and assets you will receive could be substantially less that what you would have received if the Trust's term were to have expired on the Exchange Date.

Our Portfolio is Not Diversified

               The Trust's assets will consist almost entirely of the Contracts and the Treasury Securities. As a result, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

You Bear Most of the Risk of Any Loss in the Value of ABC Company Common Stock

               The terms of the TrENDS are similar to the terms of ordinary equity securities in that the aggregate value of the ABC Company common stock, cash or other Reference Property that you will receive on or shortly after any Settlement Date is not fixed, but is based on the price of the ABC Company common stock (or other Reference Property Value). See "Investment Objective and Policies--General" on page 8 and "--The Contracts" on page 13. An investment in TrENDS offers you partial protection against any depreciation in the value of the ABC Company common stock from its current value. This is because if the value of a share of ABC Company common stock is less than $___ on the Exchange Date (assuming that the Stockholder does not accelerate any of the Contracts prior to the Exchange Date), the aggregate value of the number of shares you will receive per TrENDS will be greater than the value of one share. However, although you may receive more than one share of common stock, you may still suffer a loss on your investment, because the value of the shares you receive for each TrENDS may be less than the price you initially paid for each TrENDS.

Trading Prices of the TrENDS May Be Influenced by Many Unpredictable Factors

               Many factors, a number of which are beyond our control, will influence the value of the TrENDS. We expect that the market value of the ABC Company common stock will affect the value of the TrENDS more than any other factor. The trading price of the ABC Company common stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of the ABC Company common stock and the TrENDS include:

      o  whether ABC Company makes a profit and what its future prospects are;

      o economic, financial and political events that affect capital markets generally;

      o sales of substantial amounts of ABC Company common stock after this Offering (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in TrENDS) or the perception that such sales could occur;

      o  interest and yield rates in the capital markets; and

      o  the time remaining until the Exchange Date.

               The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of ABC Company common stock and the TrENDS regardless of the actual operating performance or creditworthiness of the ABC Company.

TrENDS Give You Less Opportunity for Equity Appreciation than ABC Company Common Stock

               Owning a TrENDS is economically different from owning a share of ABC Company common stock. An investment in TrENDS offers you less of an overall opportunity to realize any appreciation in the value of ABC Company common stock over its current value than does a direct investment in ABC Company common stock. This is because if the value of a share of ABC Company common stock is greater than $___ on the Exchange Date (assuming that the Contracting Shareholder does not accelerate any of the Contracts prior to the Exchange Date), the aggregate value of the number of shares you will receive per TrENDS will be less than the value of one share. If the value of a share of ABC Company common stock is greater than $___ on the Exchange Date (assuming that the Contracting Shareholder does not accelerate any of the Contracts prior to the Exchange Date), the aggregate value of the number of shares you will receive per TrENDS will be limited to $____.

You Bear Some Market Risk if the Stockholder Elects Cash Settlement

               If the Stockholder decides to exercise its Cash Settlement Option, the amount of cash the Trust will receive in place of any Reference Security will be based on the average of the Closing Prices of that Reference Security for the 20 Trading Day period ending immediately before the second Trading Day prior to the relevant Settlement Date. The price of the ABC Company common stock (and any other Reference Security that you may receive as a result of dilution adjustments) will be subject to market fluctuations during that period. The amount of cash you receive on the relevant Settlement Date may be less than the value of the ABC Company common stock (or other Reference Securities) that you would have received on such Settlement Date had the Stockholder not exercised its Cash Settlement Option. For example, if the Stockholder elects cash settlement during a period when the value of the ABC Company common stock is continuously rising, the average of the Closing Prices of such stock over the 20 Trading Day averaging period may be lower than the value of the stock on the relevant Settlement Date. See "Investment Objective and Policies--The Contracts" on page 13.

You Will Have No Shareholder Rights With Respect to Reference Security Contractual Rights With Respect to the Contracts

               If you invest in the TrENDS, you will have no rights with respect to any Reference Security, including voting rights and rights to receive any dividends or other distributions on such Reference Security. You will have such rights with respect to the Reference Securities that you receive in exchange for your TrENDS only if the applicable record date for determining stockholders entitled to those rights occurs after you have received your Reference Security.

               The Stockholder is not responsible for determining the amount you will receive for your TrENDS on or shortly after the relevant Settlement Date. The Contracts are a commercial transaction and do not create any rights in any third party and are not for the benefit of any third party, including you.

No Affiliation Between the Trust and the ABC Company

               We are not affiliated with the ABC Company. We have no knowledge that any of the events described under "The Contracts--Reference Property Adjustments" on page 13 are currently being considered by the ABC Company unless those events have been publicly disclosed, and we also have no knowledge of any event that would have a material adverse effect on the ABC Company or on the price of the ABC Company common stock. However, we have no ability to control such events and such events are difficult to predict.

               The ABC Company has no obligations with respect to the TrENDS, including any obligation to consider our needs or your needs for any reason. The ABC Company will not receive any of the proceeds from this Offering. The ABC Company is not responsible for and has not participated in determining the amount you will receive for your TrENDS on or shortly after any Settlement Date. The ABC Company is not involved with the administration or trading of the TrENDS and has no obligations with respect to the amount you receive on or shortly after any Settlement Date.

You Bear Some Risk if the Stockholder Becomes Bankrupt

               We believe that the Contracts constitute "securities contracts" for purposes of Title 11 of the United States Code (the "Bankruptcy Code"), and, therefore, we believe that if the Stockholder becomes bankrupt, the Contracts will not be subject to the automatic stay provisions of the Bankruptcy Code. If, however, the Contracts were found not to constitute "securities contracts" for this purpose, the Contracts could become subject to the automatic stay provisions of the Bankruptcy Code or otherwise affected by the bankruptcy proceedings. This could adversely affect the timing of the exchange and the amount of stock or other property that you receive in exchange for your TrENDS.

Uncertain Tax Treatment

               The law regarding the treatment of the TrENDS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the Contracts prior to partial or full settlement of the Contracts, there are alternative characterizations that could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the TrENDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the TrENDS. See "Certain Tax Considerations" on page 27.


                              Description of TrENDS

               Each TrENDS represents a proportionate share of beneficial interest in the Trust, and a total of _________ TrENDS will be issued in the Offering, assuming the Underwriter does not exercise its over-allotment option. You are entitled to share pro rata in our remaining assets available for distribution if we liquidate. TrENDS have no preemptive, redemption or conversion rights. The TrENDS, when issued and outstanding, will be fully paid and nonassessable undivided beneficial interests in our assets.

               You are entitled to one vote for each TrENDS you hold on all matters to be voted on by the holders. You cannot cumulate your votes in the election of Trustees. The Trust Agreement provides that any investment company or group of affiliated investment companies that hold TrENDS in excess of the limitations described under "Underwriting--Investment Restrictions" will vote such TrENDS in proportion to the votes of all other holders. We intend to hold annual meetings as required by the rules of _________. You have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding TrENDS, to remove a Trustee. The Trustees will call a meeting for holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the TrENDS, or to vote on other matters upon the written request of the record holders of 51% of the TrENDS (unless substantially the same matter was voted on during the preceding 12 months).

Book-entry System

               The TrENDS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of the Depositary's nominee.

               The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities for people who have accounts with them ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminated the need to physically move certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

               After a Global Security is issued, the Depositary or its nominee will credit the TrENDS represented by such Global Security to its participants' accounts. The underwriters will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the Global Securities. If you are a participant, the Depositary or its nominee will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial interest within participants. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

               So long as the Depositary or its nominee for a Global Security is the registered owner of such Global Security, such Depositary or its nominee will be considered the sole owner or holder of the TrENDS. Generally, you will not be entitled to have the TrENDS registered in your name and will not receive or be entitled to receive physical delivery of the TrENDS in definitive form and will not be considered the owner or holder of the TrENDS.

               Since the Depositary or its nominee is the registered owner or the holder of the Global Security, we will pay the quarterly distributions, any Reference Property or any other consideration in connection with the TrENDS to the Depositary or its nominee. We expect that the Depositary or its nominee, when it receives such payment, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the principal amount of the Global Security, according to its records. We also expect that payments by participants to persons who hold through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name", and will be the responsibility of such participants. None of us, any Trustee, the Administrator, the Paying Agent or the Custodian for the TrENDS will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a Global Security, or payments made on account of such interests or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

               A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue TrENDS in definitive registered form in exchange for the Global Security. In addition, we may at any time at our sole discretion decide not to have any TrENDS represented by one or more Global Securities, in which case we will issue TrENDS in definitive form in exchange for all of the Global Securities. Further, we may specify that an owner of a beneficial interest in a Global Security may, on acceptable terms to us and the Depositary, receive TrENDS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to receive TrENDS in definitive form registered in its name equal in number to its proportionate interest in such Global Security.


                             Management Arrangements

General

               Our board of Trustees consist of three individuals. None of the Trustees is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

               The name of each Trustee, his position and his principal occupation during the past five years are set forth below:

                                                                         Principal Occupation During
Name, Age and Address                                   Title                  Past Five Years
----------------------------------------------     ----------------      ---------------------------
Donald J. Puglisi, 51.........................     Managing Trustee         Professor of Finance
 Department of Finance                                                      University of Delaware
 University of Delaware
 Newark, DE 19716

William R. Latham, I, 52......................         Trustee              Professor of Economics
 Department of Economics                                                    University of Delaware
 University of Delaware
 Newark, DE 19716

James B. O'Neill, 57..........................         Trustee              Professor of Economics
 Center for Economic Education                                              University of Delaware
 & Entrepreneurship
 University of Delaware
 Newark, DE 19716


Compensation of Trustees

               Each unaffiliated Trustee will be paid a one-time, up-front fee
of $              by or on behalf of the Stockholder in respect of its annual fee and anticipated out-of-pocket expenses.  The Managing Trustee will also
receive an additional up-front fee of $           for serving in that
capacity. We will not compensate a Trustee in any manner, including any pension or retirement benefits. The Trustees do not receive any compensation for serving as a trustee or director of any other affiliated investment company.

Portfolio Management and Administration

               The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees will authorize the purchase of the Contracts and the Treasury Securities as directed by the Trust Agreement. We have as a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, unless we dissolve earlier than the Exchange Date or some of the Contracts are accelerated, we will not dispose of the Treasury Securities before their maturity dates.

               All expenses we incur in our operations will be paid by or on behalf of the Stockholder, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, the Administrator, Custodian, Paying Agent's, Registrar's and Transfer Agent's charges, expenses of registering the TrENDS under Federal and state securities laws, the Trustees' fees and expenses, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses. See "--Estimated Expenses" on page 27.

Administrator

               The Trust's day-to-day affairs will be managed by _________, as trust administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator. These include the duties to: (a) receive invoices for and pay all of our expenses; (b) with the approval of the Trustees, engage legal and other professional advisors (other than our independent public accountants); (c) instruct the Paying Agent to pay any distributions on the TrENDS; (d) prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records; (e) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and (f) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders. The Administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets (except in connection with an acceleration of the Contracts as described under "Investment Objective and Policies--The Contracts--Reorganization Events Causing a Dissolution of the Trust," "--Optional Acceleration of the Contracts; Partial Settlement of TrENDS" and "--Collateral Arrangements; Acceleration" or the settlement of the Contracts on the Business Day before the Exchange Date).

               The Administration Agreement may be terminated by us or the Administrator with 60 days prior written notice, but the agreement may not be terminated until a successor Administrator has been chosen and has accepted the Administrator's duties.

               Except for its roles as our Administrator, Custodian, Paying Agent, Registrar and Transfer Agent, and except for its role as Collateral Agent under the Security and Pledge Agreement, _________ has no other affiliation with us, and is not engaged in any other transactions with us.

               The address of the Administrator is ___________________________.

Custodian

               Our custodian (the "Custodian") is _________ pursuant to a custodian agreement (the "Custodian Agreement"). If we terminate the Custodian Agreement or the Custodian resigns, we must engage a new Custodian to carry out the duties of the Custodian. Under the Custodian Agreement, all net cash we receive will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as Collateral Agent under the Security and Pledge Agreement and will hold a perfected security interest in the pledged Reference Property and U.S. Government obligations or other pledged assets.

               The address of the Custodian is __________________.

Paying Agent

               The Paying Agent, Registrar and Transfer Agent (the "Paying Agent") for the TrENDS is _________ pursuant to a paying agent agreement (the "Paying Agent Agreement"). If we terminate the Paying Agent Agreement or the Paying Agent resigns, we will use our best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

               The address of the Paying Agent is __________________.

Indemnification

               We will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that they may incur in acting in such capacity, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Donaldson, Lufkin & Jenrette Securities Corporation has agreed to reimburse us for any amounts we pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian. Donaldson, Lufkin & Jenrette Securities Corporation will in turn be reimbursed by or on behalf of the Stockholder.

Estimated Expenses

               At the closing of the Offering, each of the Administrator, the Custodian and the Paying Agent will be paid a one-time, up-front amount in respect of its fee by or on behalf of the Stockholder and, in the case of the Administrator, our anticipated ongoing expenses over our term. Our anticipated expenses include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, TrENDS certificates and holder reports and stock exchange fees. Our organization costs in the amount of $____ and estimated costs in connection with the initial registration and public offering of the TrENDS in the amount of approximately $____ will be paid by the Stockholder.

               The amount payable to the Administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by Donaldson, Lufkin & Jenrette Securities Corporation. Donaldson, Lufkin & Jenrette Securities Corporation will in turn be reimbursed by or on behalf of the Stockholder.


                        Dividends and Other Distributions

               We will make quarterly distributions from the proceeds of the Treasury Securities. You will receive the first distribution of $____ per TrENDS, in respect of the period from __________, 199_ until __________, 199_, on __________, 199_ if you are the holder of record on __________, 199_.
After that, we will make quarterly distributions of $____ per TrENDS on each __________, __________, and __________ (or on the next Business Day if such date is not a Business Day) if you are the holder of record as of each
__________, __________, and __________, respectively.   This amount will be
reduced by an amount proportionate to the Treasury Securities sold as a result of any Contracts that are accelerated prior to the Exchange Date.


                                 Net Asset Value

               We will calculate the net asset value of the TrENDS on a quarterly basis by dividing the value of our net assets (the value of our assets less our liabilities) by the total number of TrENDS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at such other times as the Trustees may determine. The Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contracts will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the Contracts and with comparable terms.


                           Certain Tax Considerations

               The following discussion sets forth the opinion of Davis Polk & Wardwell, special tax counsel to the Trust ("Counsel"), as to certain of the material United States federal income tax consequences that may be relevant to the ownership of a TrENDS. This general discussion addresses only initial Holders who purchase the TrENDS at the Public Offering Price and who hold the TrENDS as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion set forth below does not address all of the tax consequences that may be relevant to a Holder in light of its particular circumstances or to Holders subject to special treatment under federal income tax laws (e.g., certain financial institutions, tax-exempt organizations, dealers in options or securities, traders in securities that elect to mark-to-market or persons who hold a TrENDS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction). It also does not discuss the tax consequences of the ownership of the ABC Company common stock. Prospective purchasers of TrENDS are urged to review the discussion under "Taxation" in the accompanying ABC Company Prospectus concerning the federal tax consequences of an investment in the ABC Company Common Stock, which is based upon the opinion of __________________, counsel to the ABC Company.

               The summary set forth below is based on the Code, administrative pronouncements, judicial decisions and existing and proposed Treasury Regulations, changes to any of which subsequent to the date of this Prospectus may affect the tax consequences described herein. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the TrENDS and Counsel has advised that, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the United States federal income tax consequences of an investment in the TrENDS. Accordingly, prospective purchasers are urged to consult their tax advisors regarding the United States federal income tax consequences of an investment in the TrENDS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

               As used herein, the term "United States Holder" means a Holder that is, for United States federal income tax purposes, (i) a citizen or resident of the United States, (ii) a corporation created or organized in or under the laws of the United States or of any political subdivision thereof or
(iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source. The term "Non-U.S. Holder" means (i) a nonresident alien individual, (ii) a foreign corporation or (iii) a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

               The Trust will be treated as a grantor trust for federal income tax purposes, and income received by the Trust will be treated as income of the Holders in the manner set forth below.

Tax Consequences to United States Holders

               Tax Basis of the Treasury Securities and the Contracts. Each Holder will be considered the owner of its pro rata portion of the Treasury Securities and the Contracts in the Trust under the grantor trust rules of Sections 671-679 of the Code. The cost to the Holder of its TrENDS will be allocated among the Holder's pro rata portion of the Treasury Securities and the Contracts (in proportion to the fair market values thereof on the date on which the Holder acquires its TrENDS) in order to determine the Holder's tax bases. It is currently anticipated that __% and __% of the net proceeds of the offering will be used by the Trust to purchase the Treasury Securities and as payment under the Contracts, respectively.

               Recognition of Original Issue Discount on the Treasury Securities. The Treasury Securities in the Trust will consist of stripped Treasury Securities. A Holder will be required to treat its pro rata portion of each Treasury Security in the Trust as a bond that was originally issued on the date the Holder purchased its TrENDS at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such Treasury Security over the Holder's tax basis therefor. The Holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term Treasury Securities, as defined herein) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. The return on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) held by the Trust will also be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the return on a short-term Treasury Security according to a constant yield method, such original issue discount will be accrued on a straight-line basis. The Holder's tax basis in a Treasury Security will be increased by the amount of any original issue discount included in income by the Holder with respect to such Treasury Security.

               Treatment of the Contracts. Each Holder will be treated as having entered into a pro rata portion of the Contracts and, at the Settlement Date, as having received a pro rata portion of the Reference Property delivered to the Trust. A Holder will not recognize income, gain or loss upon entry into the Contracts. A Holder should not recognize income with respect to the Contracts prior to their settlement, except as noted below.

               Sale or Exchange of TrENDS Prior to Settlement. Prior to the Exchange Date, upon the sale or exchange of a TrENDS, a Holder will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and such Holder's adjusted tax basis in the TrENDS. Any such gain or loss should generally be long-term capital gain or loss, as the case may be, if at such time the TrENDS has been held for more than one year.

               Settlement at the Exchange Date. On settlement of the TrENDS at the Exchange Date, a Holder should not recognize any gain or loss with respect to any Reference Property other than cash received with respect to the Contracts. Assuming such treatment is respected, the Holder will have an adjusted tax basis in such Reference Property equal to the pro rata portion of the Holder's adjusted tax basis in the Contracts allocable to such Reference Property. The allocation of adjusted tax basis in the Contracts between cash received, if any, and other Reference Property received should be based on the relative fair market value, as of settlement, of the cash and the other Reference Property. The Holder's holding period for any Reference Property received upon settlement will start on the day after the Exchange Date.

               With respect to any cash received from the Stockholder on the Exchange Date, a Holder will recognize gain or loss, as the case may be, to the extent that the Holder's portion of such cash differs from the pro rata portion of the Holder's adjusted tax basis in the Contracts allocable to the cash received. The character of this gain or loss generally should be capital rather than ordinary (and long-term if the Holder has held the TrENDS for more than one year) .

               Settlement Prior to the Exchange Date. On settlement of the TrENDS prior to the Exchange Date, the Holder will recognize capital gain or loss with respect to the Holder's share of the Treasury Securities sold, to the extent the cash received differs from the Holder's adjusted tax basis in the Treasury Securities.

               In connection with or an Acceleration Event or an optional acceleration by the Stockholder of all of the Contracts, the tax treatment of the portion of the TrENDS reflecting the Contracts should be as described above in "--Tax Consequences to United States Holders--Settlement at the Exchange Date."

               The tax consequences of a partial acceleration in respect of the Contracts should be comparable to those described above in "--Tax Consequences to United States Holders--Settlement at the Exchange Date," but applied solely to the portion of the Contracts which are settled rather than to all of the Contracts. Thus, the portion of the Holder's basis attributable to the settled Contracts (which would be equal to a pro rata portion of the Holder's entire basis in the Contracts) should be allocated according to the relative fair market values of cash and Reference Property distributed in respect of the Contracts, and the Holder would recognize gain or loss to the extent the cash portion differs from the basis allocable thereto. The distribution of cash or Reference Property by the Trust will not give rise to any additional tax consequences to the Holder.

               Possible Alternative Tax Treatments of an Investment in the TrENDS. It is possible that the IRS would seek to impose tax consequences on Holders different from those described above. The IRS could contend, for example, that Holders should include imputed interest income over the term of the Contracts. Also the IRS could argue that settlement of the Contracts is a taxable event and that gain realized on settlement, sale or exchange of a TrENDS should be treated as interest income rather than capital gain. In addition, the IRS could contend that partial settlement should be viewed as a taxable modification of all of the TrENDS. Although Counsel is of the opinion that such suggestions should not prevail, the IRS or the courts may find otherwise.

Tax Consequences to Non-U.S. Holders

               Subject to the discussion below concerning backup withholding and income that is effectively connected with a trade or business of a Non-U.S. Holder in the United States, under present United States federal income tax law:

               (a) distributions received by Non-U.S. Holders with respect to TrENDS will not be subject to United States federal withholding tax provided that, in the case of amounts treated as original issue discount or interest, the statement requirement set forth in Section 871(h) or Section 881(c) of the Code has been fulfilled with respect to the beneficial owner, as discussed below; and

               (b) any gain realized by a Non-U.S. Holder on the sale of its TrENDS or on settlement of all or a portion of the TrENDS will not be subject to U.S. federal income tax provided that, in the case of a Non-U.S. Holder who is a non-resident alien individual, such Holder is not present in the United States for 183 days or more during the taxable year of the sale.

               Sections 871(h) and 881(c) of the Code require that, in order to obtain the portfolio interest exemption from withholding tax described in paragraph (a) above, either the beneficial owner of the TrENDS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the TrENDS on behalf of such beneficial owner, file a statement with the Trust to the effect that the beneficial owner of the TrENDS is not a United States Holder. Under temporary and final United States Treasury Regulations, such requirement will be fulfilled if the beneficial owner of TrENDS certifies on IRS Form W-8 (or a successor form), under penalties of perjury, that it is not a United States Holder and provides its name and address, and any Financial Institution holding the TrENDS on behalf of the beneficial owner files a statement with the Trust to the effect that it has received such a statement from the Holder (and furnishes the Trust with a copy thereof).

               If any interest (including any original issue discount) or gain realized by a Non-U.S. Holder is effectively connected with the Holder's trade or business in the United States, such interest or gain will be subject to regular U.S. federal income tax in the same manner as if the Non-U.S. Holder were a U.S. Holder. See -- "Tax Consequences to United States Holders" on page 28. In lieu of the certificate described in the preceding paragraph, such a Non-United States Holder will be required to provide to the Trust a properly executed IRS Form 4224 (or a successor form) in order to claim an exemption from withholding tax. In addition, if such Non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such Holder in determining such Holder's U.S. branch profits tax liability.

Backup Withholding and Information Reporting

               A Holder of a TrENDS may be subject to information reporting and to backup withholding at a rate of 31 percent of the amounts paid to the Holder, unless such Holder provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against the Holder's United States federal income tax liability, provided the required information is furnished to the IRS.


                                  Underwriting

               The underwriter named below (the "Underwriter") has agreed, subject to the terms and conditions set forth in an underwriting agreement (the "Underwriting Agreement") among the ABC Company, us, the Stockholder and the Underwriter, to purchase from us the number of TrENDS indicated in the table below at the public offering price listed on the cover page of this Prospectus. The Underwriter's obligation is subject to certain conditions precedent and it is committed to take and purchase all of the TrENDS, if any are purchased.


Underwriter                                                 Number of TrENDS
-----------                                                 ----------------
Donaldson, Lufkin & Jenrette Securities Corporation....



                                                              -------------
     Total.............................................
                                                              =============


               The Underwriter has advised us that it initially proposes to offer the TrENDS to the public on the terms listed on the cover page of this Prospectus. You will not pay any sales charge or underwriting commission. The Stockholder will pay from its own assets a commission to the Underwriter of __% per TrEND or $______. The Underwriter may allow to selected dealers a concession of not more than $____ per share. The Underwriter may also allow, and such dealers may reallow, a concession of not more than $____ per share to certain other dealers. After the public offering, the offering price and other selling terms may be changed by the Underwriter. The TrENDS are offered subject to receipt and acceptance by the Underwriter and to certain other conditions, including the right to reject orders in whole or in part. The Underwriter may offer the TrENDS through a selling group.

               We have granted the Underwriter an over-allotment option, which it may exercise at any time during the 30-day period after the date of this Prospectus, to purchase up to a maximum of ________ additional TrENDS at the initial offering price. The Underwriter may purchase such TrENDS only to cover over-allotments made in connection with the Offering.

               The Stockholder has agreed not to (i) offer, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any shares of ABC Company common stock or any securities convertible into or exercisable or exchangeable for ABC Company common stock (whether such shares or any such securities are now owned by such party or later acquired) or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, the economic consequences of ownership of the ABC Company common stock, whether the transaction described in clause (i) or (ii) above is to be settled by delivery of ABC Company common stock or other securities, in cash or otherwise, for a period of 90 days after the date of this Prospectus without the prior written consent of Donaldson, Lufkin & Jenrette Securities Corporation. Donaldson, Lufkin & Jenrette Securities Corporation may, in its sole discretion and at any time without notice, release all or any portion of the securities subject to this lock-up agreement.

               The Underwriting Agreement provides that the ABC Company and the Stockholder will indemnify the Underwriter against certain liabilities under the Securities Act, or will contribute to payments related to indemnification that the Underwriter may be required to make. The Underwriter has agreed to pay any unanticipated expenses of the Trust.

               In connection with the Offering, the Underwriter may engage in transactions that stabilize, maintain or otherwise affect the price of the TrENDS or the ABC Company Common Stock. Specifically, the Underwriter may over-allot the Offering, creating a short position in the TrENDS or the ABC Company common stock. In addition, the Underwriter may bid for, and purchase, the TrENDS or the ABC Company common stock in the open market to cover short positions and may make such bids and purchases to stabilize the price of the TrENDS or the ABC Company common stock. Any of these activities may stabilize or maintain the market price of the TrENDS or the ABC Company common stock above independent market levels. The Underwriter is not required to engage in these activities and may end any of these activities at any time.

               The Underwriter is offering the TrENDS, subject to prior sale, when, as and if issued to and accepted by the Underwriter and subject to approval of certain legal matters by counsel for the Underwriter. The Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that the TrENDS will be ready for delivery in book-entry form only through the facilities of The Depository Trust Company of New York on or about __________, against payment therefore in immediately available funds.

               The Underwriter renders investment banking and other financial services to the ABC Company and the Stockholder from time to time.

Investment Restrictions

               The Investment Company Act limits all investment companies (including foreign investment companies) from acquiring voting stock of an investment company. An investment company may not acquire more than 3% of the outstanding TrENDS, and any group of affiliated investment companies may not acquire more than 10% of the outstanding TrENDS. Donaldson, Lufkin & Jenrette Securities Corporation has received from the SEC relief to permit investment companies and groups of affiliated investment companies to acquire TrENDS in excess of these limitations.


                                  Legal Matters

               Davis Polk & Wardwell will pass upon certain legal matters for us and for the Underwriter. Richards, Layton & Finger, Delaware will pass upon certain matters of Delaware law.


                                     Experts

               The statement of assets, liabilities and capital included in this Prospectus has been audited by _________, independent auditors, as stated in their opinion which appears in this Prospectus. The statement has been included in reliance upon the opinion given on the authority of _________ as experts in auditing and accounting. The principal business address of _____________ is ___________________.


                       Where You Can Find More Information

               We filed a Registration Statement on Form N-2 to register the TrENDS with the SEC. This Prospectus is a part of that Registration Statement. As permitted by SEC rules, this Prospectus does not contain all the information you can find in the Registration Statement or the exhibits to the Registration Statement. You may read and copy any reports, statements or other information we filed at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov".


                          Independent Auditors' Report

               To the Board of Trustees and Shareholders of ABC TrENDS Trust:

               We have audited the accompanying statement of assets, liabilities and capital of ABC TrENDS Trust as of ____________, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

               We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

               In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of ABC TrENDS Trust, at ____________, 1998 in conformity with generally accepted accounting principles.


__________________
New York, New York
____________, 199_



                  Statement Of Assets, Liabilities and Capital
                               ____________, 199_


Assets
     Cash........................................................    $
                                                                     ---------
     Total Assets................................................    $
                                                                     =========
Liabilities
     Total Liabilities...........................................    $       0
                                                                     =========
Net Assets.......................................................    $
                                                                     =========
Capital
 TrENDS, par value [$.10] per TrENDS; 1 TrENDS issued and
outstanding (Note 3).............................................    $
                                                                     =========

----------

(1) The Trust was created as a Delaware business trust on ____________, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Stockholder.

(2) Offering expenses will be payable upon completion of the Offering and also will be paid by the Stockholder.

(3) On ____________, 1999, the Trust issued one TrENDS to Donaldson, Lufkin & Jenrette Securities Corporation in consideration for the purchase price of $______.

    The Amended and Restated Trust Agreement provides that prior to the Offering, the Trust will split the outstanding TrENDS on the date that the price and underwriting discount of the TrENDS being offered to the public is determined, but prior to the sale of the TrENDS to the Underwriter. The one outstanding TrENDS will be split into the smallest whole number of TrENDS that would result in the per TrENDS amount recorded as shareholders' equity, after effecting the split, not exceeding the public offering price per TrENDS.



================================================================================
 ___________, 1999





                                ABC TrENDS Trust

               _______ Trust Enhanced Dividend Securities (TrENDS)

                             Subject to exchange for
                                 common stock of

                                  [(ABC) Logo]

                                     or cash



                                   ----------
                                   PROSPECTUS
                                   ----------



                          Donaldson, Lufkin & Jenrette




--------------------------------------------------------------------------------
We have not authorized any dealer, salesperson or other person to give you written information other than this prospectus or to make representations as to matters not stated in this prospectus. You must not rely on unauthorized information. This prospectus is not an offer to sell these securities or our solicitation of your offer to buy the securities in any jurisdiction where that would not be permitted or legal. Neither the delivery of this prospectus nor any sales made hereunder after the date of this prospectus shall create an implication that the information contained herein or the affairs of the company have not changed since the date hereof.

================================================================================

Until __, 1999 (25 days after the date of this prospectus), all dealers that affect transactions in these securities may be required to deliver a prospectus. This is in addition to the dealer's obligation to deliver a prospectus when acting as an underwriter in this offering and when selling previously unsold allotments or subscriptions.

--------------------------------------------------------------------------------


                                    PART C
                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

1. Financial Statements

      Part A - Independent Auditors' Report
      Statement of Assets, Liabilities and Capital at ____________, 199_ Part B - None

2.    Exhibits

   (a) (1) Trust Agreement
       (2) Certificate of Trust
       (3) Restated Certificate of Trust *
       (4) Amended and Restated Trust Agreement *
   (b) Not applicable
   (c) Not applicable
   (d) (1) Form of specimen certificate for TrENDS*
       (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of TrENDS*
   (e) Not applicable
   (f) Not applicable
   (g) Not applicable
   (h) Form of Underwriting Agreement*
   (i) Not applicable
   (j) Form of Custodian Agreement *
   (k) (1) Form of Paying Agent Agreement*
       (2) Form of Forward Contract*
       (3) Form of Administration Agreement *
       (4) Form of Security and Pledge Agreement*
       (5) Form of Fund Expense Agreement*
       (6) Form of Fund Indemnity Agreement*
   (l) Form of Opinion and Consent of Richards, Layton & Finger, counsel to the Trust*
   (m) Not applicable
   (n) (1) Consent of _________, independent auditors for the Trust*
       (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
   (o) Not applicable
   (p) Form of Subscription Agreement*
   (q) Not applicable
   (r) Financial Data Schedule*

----------
*     To be filed by amendment.


Item 25. Marketing Arrangements

      See Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees                                                                               $2,780
Listing fee                                                                                              *
Printing (other than certificates)                                                                       *
Engraving and printing certificates                                                                      *
Fees and expenses of qualifications under state securities laws (including fees of counsel)              *
Accounting fees and expenses                                                                             *
Legal fees and expenses                                                                                  *
NASD fees                                                                                                *
Trustees' Fees                                                                                           *
Administrator's, Custodian's, Collateral Agent's and Paying Agent's Fees                                 *
Miscellaneous                                                                                            *
      Total                                                                                              *

----------
*     To be furnished by amendment.


Item 27. Person Controlled by or under Common Control with Registrant

               The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

Item 28. Number of Holders of Securities

               There will be one record holder of the TrENDS as of the effective date of this Registration Statement.

Item 29. Indemnification

               [Certain agreements to be specified] provide for indemnification.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

               The Trust is internally managed and does not have an investment adviser.

Item 31. Location of Accounts and Records

               All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant, c/o Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716 and its paying agent (__________________________).

Item 32. Management Services

      Not applicable.

Item 33. Undertakings

      (1) The Registrant hereby undertakes to suspend the offering of the TrENDS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      (2) Not Applicable.

      (3) Not Applicable.

      (4) Not Applicable.

      (5) If applicable, the Registrant hereby undertakes that (i) for determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

      (6) Not Applicable.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 24th day of December, 1998.


                                             ABC TrENDS TRUST

                                             By:  /s/ Donald J. Puglisi
                                                  ---------------------
                                                Name: Donald J. Puglisi
                                                Title: Trustee


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


         Name                          Title                        Date
         ----                          -----                        ----
                         Principal Executive Officer,         December 24, 1998
 /s/ Donald J. Puglisi   Principal Financial Officer,
 ---------------------   Principal Accounting Officer, and
                         Trustee

                                 EXHIBIT INDEX

Exhibit No.         Description                                           Page
-----------         -----------                                           ----

 99(a) (1) Trust Agreement
       (2) Certificate of Trust
       (3) Restated Certificate of Trust *
       (4) Amended and Restated Trust Agreement *
 99(b) Not applicable
 99(c) Not applicable
 99(d) (1) Form of specimen certificate for TrENDS*
       (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of TrENDS*
 99(e) Not applicable
 99(f) Not applicable
 99(g) Not applicable
 99(h) Form of Underwriting Agreement*
 99(i) Not applicable
 99(j) Form of Custodian Agreement *
 99(k) (1) Form of Paying Agent Agreement*
       (2) Form of Forward Contracts
       (3) Form of Administration Agreement *
       (4) Form of Security and Pledge Agreement*
       (5) Form of Fund Expense Agreement*
       (6) Form of Fund Indemnity Agreement*
 99(l) Form of Opinion and Consent of Richards, Layton & Finger, counsel to the Trust*
 99(m) Not applicable
 99(n) (1) Consent of _________, independent auditors for the Trust*
       (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
 99(o) Not applicable
 99(p) Form of Subscription Agreement*
 99(q) Not applicable
 99(r) Financial Data Schedule*

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*     To be filed by amendment.